Income tax - Schedule of tax reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tax reconciliation
Loss before tax	€ (412,498)	€ (129,848)	€ (100,125)
Expected tax benefit (based on statutory tax rate of 29.48% in 2020 and 29.13% for 2019 and 2018)	121,584	37,818	29,162
Adjustments in respect of current income tax of previous years	0	18
Adjustments in respect of deferred income tax of previous years	0	160
Effects from Recognition or Non-Recognition of DTA through Equity	(581)	(1,012)
Effects of (Non-) Recognition of tax loss carryforwards recognized in prior years	0	(1,716)
Effects from differences between Group and local tax rates	(8)	8	8
Effects resulting from non-recognition of tax loss carryforwards	(114,999)	(30,168)	(22,836)
Effects resulting from non-recognition of DTA/DTL	(7,363)	(179)
Non-recognition of DTA for deductible temporary differences from SBP this year	0	(2,946)
Non-deductible expenses for tax purposes
- Effects from non-deductible share-based-payments	0		(5,698)
- Effects from (additions/ deductions) for local trade taxes	176	63	191
Other non-deductible expenses / including "Zinsschranke"	(101)	(1,154)	(78)
Other effects	2,426	(39)	(114)
Effective tax benefit/ (expense)	€ 782	€ 726	€ 252
Applicable tax rate	29.48%	29.13%	29.13%